Organization and Nature of Operations - Schedule of Organization and Nature of Operations (Details)	6 Months Ended
Mar. 31, 2025
Huadi International Group Co., Ltd. (“Huadi International”) [Member]
Schedule of Organization and Nature of Operations [Line Items]
Registered Location	Cayman Island
Date of Incorporation	Sep. 27, 2018
Ownership as of the issuance date of the report	Parent
Yongqiang Tuoxing Limited. (“Yongqiang Tuoxing”) [Member]
Schedule of Organization and Nature of Operations [Line Items]
Registered Location	British Virgin Island
Date of Incorporation	Oct. 02, 2018
Ownership as of the issuance date of the report	100% by the Parent
Hong Kong Beach Limited. (“HK Beach”) [Member]
Schedule of Organization and Nature of Operations [Line Items]
Registered Location	Hong Kong
Date of Incorporation	Nov. 07, 2018
Ownership as of the issuance date of the report	100% by Yongqiang Tuoxing
Wenzhou Hongshun Stainless Steel Limited. (“Hongshun”) [Member]
Schedule of Organization and Nature of Operations [Line Items]
Registered Location	Wenzhou, China
Date of Incorporation	Jun. 03, 2019
Ownership as of the issuance date of the report	100% by HK Beach
Huadi Steel Group Limited. (“Huadi Steel”) [Member]
Schedule of Organization and Nature of Operations [Line Items]
Registered Location	Wenzhou, China
Date of Incorporation	Nov. 12, 1998
Ownership as of the issuance date of the report	99% by Wenzhou Hongshun
Huadi (Songyang) Co., Ltd. (“Huadi Songyang”) [Member]
Schedule of Organization and Nature of Operations [Line Items]
Registered Location	Songyang, China
Date of Incorporation	Jun. 15, 2023
Ownership as of the issuance date of the report	100% by HK Beach